1997 SEMIANNUAL REPORT

IDS
Diversified
Equity
Income
Fund

The primary goal of IDS Diversified Equity Income Fund is to provide a high level of income. Its secondary goal is to provide capital growth. The Fund invests mainly in dividend paying stocks.

      Distributed by American Express Financial Advisors Inc., Member SIPC

Dual-purpose stocks

Some of the most successful investments over the years have been stocks that reward investors in two ways -- through growth in the value of the share price as well as through payment of regular dividend income. Diversified Equity Income sets its sights on stocks that can provide this double-barreled benefit. The Fund takes advantage of opportunities across various industries, among different types of securities and in markets throughout the world to find investments that meet its combination growth-and-dividend requirements.

Contents

From the president                           3
From the portfolio manager                   3
The Portfolio's ten largest holdings         5
Financial statements (Fund)                  6
Notes to financial statements (Fund)         9
Financial statements (Portfolio)            17
Notes to financial statements (Portfolio)   20
Investments in securities                   30
Board members and officers                  35
IDS mutual funds                            36

 To our shareholders

      From the president

      If you're an experienced investor, you know that the past two years have been unusually strong ones in many financial markets. Perhaps just as important, you also know that history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility.

      That fact reinforces the need for investors to periodically review their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes even more important if there's a major change in your financial situation or in the financial markets.

      William R. Pearce

(picture of) William R. Pearce
President of the Fund

      From the portfolio manager

      IDS Diversified Equity Income's conservative investment style paid off nicely during the first half of its fiscal year, as the Fund participated in the stock market's advances while holding up well during its declines. For the six months -- October 1996 through March 1997-- the Fund generated a total return of 9.4% for investors in Class A shares. (This figure includes a capital gain that was paid to shareholders last December and reduced the Fund's net asset value by the same amount at that time.)

      After languishing last summer, stocks began to gather steam last fall, as low inflation, decent economic growth, strong corporate earnings and low interest rates provided plenty of support. By the time the period started in October, the market was in the middle of a robust rally that, apart from a relatively brief downturn in December, lasted until mid-February.

      A psychological shift

      It was then that the market psychology underwent a change, sparked first by cautionary comments from Federal Reserve (Fed) Chairman Alan Greenspan. Instead of feeling good about the economy, investors decided that it might be growing too fast, which in turn would lead to higher inflation and, ultimately, higher interest rates. By the time the Fed actually did raise rates in late March, the market had already sold off substantially.

      Most of the Fund's gain came well before then, as it recorded a double-digit advance by the end of January. While the Fund enjoyed positive performance from a number of stock sectors, banks and real estate investment trusts proved best overall, complemented by pharmaceuticals, energy, insurance and food/beverage stocks.

      Defense pays off

      As I noted in my previous report, I had grown cautious on the stock market last fall, and I took some measures to cushion the Fund against a possible downturn. These included beefing up the bond portion of the portfolio, cutting out some stocks that had reached unacceptably high valuation levels, adding to the utility exposure and letting the cash reserves build up. This defensive strategy worked to the Fund's advantage during the market's stumbles in December and March, when the Fund fared much better than stocks as a whole.

      Now that the second half of the fiscal year is underway, my views are essentially unchanged from six months ago. While investment fundamentals such as economic growth and low inflation remain intact, I think any advance by the stock market will be limited by the potential for further interest-rate increases by the Fed. Therefore, I am staying with a conservative investment approach, emphasizing low-volatility stocks and maintaining an above-average yield for the Fund.

      Keith Tufte

(picture of) Keith Tufte
Portfolio manager

Class A
 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 1997      $     9.03
Sept. 30, 1996      $     8.96
Increase            $     0.07

Distributions
Oct. 1, 1996 - March 31, 1997
From income         $     0.34
From capital gains  $     0.43
Total distributions $     0.77
Total return*           + 9.4%**

Class B
 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 1997      $     9.03
Sept. 30, 1996      $     8.96
Increase            $     0.07

Distributions
Oct. 1, 1996 - March 31, 1997
From income         $     0.30
From capital gains  $     0.43
Total distributions $     0.73
Total return*           + 9.0%**

Class Y
 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 1997      $     9.03
Sept. 30, 1996      $     8.96
Increase            $     0.07

Distributions
Oct. 1, 1996 - March 31, 1997
From income         $     0.35
From capital gains  $     0.43
Total distributions $     0.78
Total return*           + 9.4%**

      *The prospectus discusses the effect of sales charges, if any, on the various classes.
      ** The total return is a hypothetical investment in the Fund with all distributions reinvested.

 The Portfolio's ten largest holdings
                                           Percent                        Value
                       (of Portfolio's net assets)        (as of March 31, 1997)

    Crown Cork & Seal                        1.92%                  $32,997,500

    Ikon Office Solutions                    1.89                    32,350,000

    Thomas & Betts                           1.42                    24,367,500

    GTE                                      1.40                    24,011,875

    Royal Dutch Petroleum                    1.38                    23,625,000

    Mid Ocean                                1.29                    22,203,750

    Dun & Bradstreet                         1.26                    21,568,750

    Penney (JC)                              1.24                    21,193,125

    Philip Morris                            1.23                    21,113,125

    Heinz (HJ)                               1.20                    20,540,000

The ten holdings listed here make up 14.23% of the Portfolio's net assets

 Financial statements

      Statement of assets and liabilities
      IDS Diversified Equity Income Fund
      March 31, 1997

                                  Assets
                                                                                                   (Unaudited)
 Investment in Equity Income Portfolio (Note 1)                                                 $1,714,166,628
                                             -                                                  --------------
 Total assets                                                                                    1,714,166,628
                                                                                                 -------------
                                  Liabilities

 Dividends payable to shareholders                                                                     224,566
 Accrued distribution fee                                                                               17,541
 Accrued service fee                                                                                    32,579
 Accrued transfer agency fee                                                                            18,689
 Accrued administrative services fee                                                                     6,570
 Other accrued expenses                                                                                 93,074
                                                                                                        ------
 Total liabilities                                                                                     393,019
                                                                                                       -------
 Net assets applicable to outstanding capital stock                                             $1,713,773,609
                                                                                                ==============
                                  Represented by

 Capital stock-- $.01 par value (Note 1)                                                        $    1,896,979
 Additional paid-in capital                                                                      1,447,259,611
 Undistributed net investment income                                                                 2,983,863
 Accumulated net realized gain (Note 1)                                                            119,195,153
 Unrealized appreciation of investments and on translation
      of assets and liabilities in foreign currencies                                              142,438,003
                                                                                                   -----------
 Total-- representing net assets applicable to outstanding capital stock                        $1,713,773,609
                                                                                                ==============
 Net assets applicable to outstanding shares:              Class A                              $1,454,711,599
                                                           Class B                              $  210,826,931
                                                           Class Y                              $   48,235,079
 Net asset value per share of outstanding capital stock:   Class A shares    161,022,029        $         9.03
                                                           Class B shares     23,336,715        $         9.03
                                                           Class Y shares      5,339,140        $         9.03


 See accompanying notes to financial statements.

      Statement of operations
      IDS Diversified Equity Income Fund
      Six months ended March 31, 1997

 Investment income
                                                                                                   (Unaudited)
 Income:
 Dividends                                                                                       $  24,529,803
 Interest                                                                                            8,597,468
                                                                                                     ---------
 Total income                                                                                       33,127,271
                                                                                                    ----------
 Expenses (Note 2):
 Expenses, including investment management services fee,
      allocated from Equity Income Portfolio                                                         4,099,941
 Distribution fee -- Class B                                                                           622,821
 Transfer agency fee                                                                                   947,345
 Incremental transfer agency fee-- Class B                                                             119,249
 Service fee
      Class A                                                                                        1,210,130
      Class B                                                                                          144,894
 Administrative services fees and expenses                                                             278,042
 Compensation of board members                                                                           4,398
 Compensation of officers                                                                                2,116
 Postage                                                                                                68,078
 Registration fees                                                                                     140,081
 Reports to shareholders                                                                                54,872
 Audit fees                                                                                              3,250
 Other                                                                                                   7,661
                                                                                                         -----
 Total expenses                                                                                      7,702,878
      Earnings credits on cash balances (Note 2)                                                       (34,314)
                                              -                                                        -------
 Total net expenses                                                                                  7,668,564
                                                                                                     ---------
 Investment income -- net                                                                            25,458,707
                                                                                                     ----------
                                  Realized and unrealized gain (loss) -- net

 Net realized gain on security and foreign currency
      transactions                                                                                 124,633,247
 Net change in unrealized appreciation or depreciation
      of investments and on translation of assets and
      liabilities in foreign currencies                                                            (16,269,187)
                                                                                                   -----------
 Net gain on investments and foreign currencies                                                    108,364,060
                                                                                                   -----------
 Net increase in net assets resulting from operations                                             $133,822,767
                                                                                                  ============

 See accompanying notes to financial statements.

      Statement of changes in net assets
      IDS Diversified Equity Income Fund

                             Operations and distributions                 March 31, 1997        Sept. 30, 1996

                                                                        Six months ended            Year ended
                                   (Unaudited)
 Investment income-- net                                                $     25,458,707      $     40,899,762
 Net realized gain on investments and foreign currencies                     124,633,247           121,028,665
 Net change in unrealized appreciation or depreciation
      of investments and on translation of assets and
      liabilities in foreign currencies                                      (16,269,187)           41,610,005
                                                                             -----------            ----------
 Net increase in net assets resulting from operations                        133,822,767           203,538,432
                                                                             -----------           -----------
 Distributions to shareholders from:
      Net investment income
             Class A                                                         (21,255,017)          (37,093,606)
             Class B                                                          (1,967,580)           (1,766,252)
             Class Y                                                            (704,204)           (1,023,280)
      Net realized gain
             Class A                                                         (89,873,767)                   --
             Class B                                                         (10,467,031)                   --
             Class Y                                                          (2,712,936)                   --
                                                                              ----------
 Total distributions                                                        (126,980,535)          (39,883,138)
                                                                            ------------           -----------

                                  Capital share transactions (Note 3)
 Proceeds from sales
      Class A shares (Note 2)                                                173,778,008           257,566,986
      Class B shares                                                          83,665,899            90,334,601
      Class Y shares                                                          12,217,550            14,137,057
 Reinvestment of distributions at net asset value
      Class A shares                                                         108,567,637            34,511,320
      Class B shares                                                          12,366,141             1,659,754
      Class Y shares                                                           3,414,140               998,821
 Payments for redemptions
      Class A shares                                                        (127,280,123)         (242,692,273)
      Class B shares (Note 2)                                                 (9,376,256)           (7,145,048)
      Class Y shares                                                          (4,802,208)           (7,846,192)
                                                                              ----------            ----------
 Increase in net assets from capital share transactions                      252,550,788           141,525,026
                                                                             -----------           -----------
 Total increase in net assets                                                259,393,020           305,180,320
 Net assets at beginning of period                                         1,454,380,589         1,149,200,269
                                                                           -------------         -------------
 Net assets at end of period
      (including undistributed net investment income
      of $2,983,863 and $1,451,957)                                       $1,713,773,609        $1,454,380,589
                                                                          ==============        ==============

 See accompanying notes to financial statements

 Notes to financial statements

      IDS Diversified Equity Income Fund

  1. Summary of significant accounting policies

      IDS Diversified Equity Income Fund (a series of IDS Investment Series, Inc.) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IDS Investment Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      Investment in Equity Income Portfolio

      Effective May 13, 1996, the Fund began investing all of its assets in Equity Income Portfolio (the Portfolio), a series of Growth and Income Trust, an open-end investment company that has the same objectives as the Fund. This was accomplished by transferring the Fund's assets to the Portfolio in return for a proportionate ownership interest in the Portfolio. Equity Income Portfolio seeks to provide shareholders with a high level of current income and, as a secondary goal, steady growth of capital by investing primarily in dividend-paying stocks.

      The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

      The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. The percentage of the Portfolio owned by the Fund at March 31, 1997 was 99.96%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements," which are included elsewhere in this report.

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) allocated from the Portfolio may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

      Dividends to shareholders

      Dividends from net investment income, declared daily and paid each calendar quarter, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

  2. Expenses and sales charges

      In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

      Effective March 20, 1995, the Fund entered into agreements with American Express Financial Corporation (AEFC) for providing administrative services and serving as transfer agent.

      Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses and any other expenses properly payable by the Fund approved by the board.

      Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:
     oClass A $15
     oClass B $16
     oClass Y $15

      Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares.

      Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $2,777,422 for Class A and $53,035 for Class B for the six months ended March 31, 1997.

      During the six months ended March 31, 1997, the Fund's transfer agency fees were reduced by $34,314 as a result of earnings credits from overnight cash balances.

  3. Capital share transactions

      Transactions in shares of capital stock for the periods indicated are as follows:
                              Six months ended March 31, 1997
                                   Class A             Class B          Class Y

      Sold                      18,681,308           8,997,327        1,319,249

      Issued for reinvested     11,935,792           1,359,873          377,697
        distributions

      Redeemed                 (13,682,419)         (1,006,359)        (515,700)

      Net increase              16,934,681           9,350,841        1,181,246


                                               Year ended Sept. 30, 1996
                                   Class A             Class B          Class Y

      Sold                      30,304,664          10,622,976        1,658,239

      Issued for reinvested      3,994,897             190,413          115,483
        distributions

      Redeemed                 (28,559,451)           (834,647)        (931,450)

      Net increase               5,740,110           9,978,742          842,272

4.  Financial highlights

The tables below show certain important financial information for evaluating the Fund's results.

                              IDS Diversified Equity Income, Inc.

                              Fiscal period ended Sept. 30,
                              Per share income and capital changes*
                                                                        Class A
                                         1997***      1996         1995          1994         1993         1992         1991**

Net asset value,                        $8.96        $7.89        $7.66         $7.73        $6.48        $5.98        $5.00
beginning of period
                              Income from investment operations:
Net investment income                     .15          .27          .30           .27          .28          .31          .30

Net gains                                 .69         1.06          .53           .20         1.31          .58          .98
(both realized
and unrealized)

Total from investment                     .84         1.33          .83           .47         1.59          .89         1.28
operations

                              Less distributions:
Dividends from net                       (.15)        (.26)        (.29)         (.27)        (.28)        (.30)        (.30)
investment income

Distributions from                       (.62)          --         (.31)         (.27)        (.06)        (.09)          --
realized gains

Total distributions                      (.77)        (.26)        (.60)         (.54)        (.34)        (.39)        (.30)

Net asset value,                        $9.03        $8.96        $7.89         $7.66        $7.73        $6.48        $5.98
end of period

                              Ratios/supplemental data
                                                                        Class A
                                         1997***      1996         1995          1994         1993         1992         1991**

Net assets, end of                     $1,455       $1,292       $1,091          $936         $487         $162          $23
period (in millions)

Ratio of expenses to                      .88%+        .93%         .94%          .88%         .96%        1.08%###      .90%+++
average daily net assets #

Ratio of net income                      3.24%+       3.18%        3.95%         3.75%        3.94%        4.79%###     5.97%+++
to average daily net assets

Portfolio turnover rate                    50%          84%          98%           95%          73%          34%          74%
(excluding short-term
securities) for  the
underlying Portfolio

Total return ++                           9.4%        17.0%        11.8%          6.3%        25.0%        15.4%        25.9%

Average brokerage                       $.0547       $.0345          --            --           --           --           --
commission rate for the
underlying Portfolio##

  *For a share outstanding throughout the period.  Rounded to the nearest cent.
 **Inception date. Period from Oct. 15, 1990 to Sept. 30, 1991.
***Six months ended March 31, 1997 (Unaudited).
  +Adjusted to an annual basis.
 ++Total return does not reflect payment of a sales charge.
+++For the period ended Sept. 30, 1991, AEFC reimbursed the Fund for expenses in excess of 0.9% of its average daily net assets, on an annual basis. Had AEFC not done so, the ratios of expenses and net investment income would have been 1.34% and 5.53%, respectively.
  #Effective fiscal year 1996, expense ratio is based on total  expenses  of the
   Fund  before  reduction  of  earnings  credits  on cash balances.
 ##Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate. The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.
###During the period from Oct 1, 1991, to Feb. 19, 1992,  AEFC reimbursed the
   Fund for expenses in excess of 0.9% of its average daily net assets, on an annual basis. Had AEFC not done so, the ratios of expenses and net investment income would have been 1.13% and 4.74%, respectively.

                              IDS Diversified Equity Income, Inc.


                              Fiscal period ended Sept. 30,
                              Per share income and capital changes*
                                             Class B                                              Class Y
                                         1997***      1996         1995**              1997***      1996         1995**

Net asset value,                        $8.96        $7.89        $7.13               $8.96        $7.89        $7.13
beginning of period

                              Income from investment operations:
Net investment income                     .11          .20          .19                 .16          .28          .22

Net gains(losses)                         .69         1.06          .74                 .69         1.06          .74
(both realized
and unrealized)

Total from investment                     .80         1.26          .93                 .85         1.34          .96
operations

                              Less distributions:
Dividends from net                       (.11)        (.19)        (.17)               (.16)        (.27)        (.20)
investment income

Distributions from                       (.62)          --           --                (.62)          --           --
realized gains

Total distributions                      (.73)        (.19)        (.17)               (.78)        (.27)        (.20)


Net asset value,                        $9.03        $8.96        $7.89               $9.03        $8.96        $7.89
end of period

                              Ratios/supplemental data
                                   Class B                                       Class Y
                                         1997***      1996         1995**              1997***      1996         1995**
Net assets, end of                       $211         $125          $32                 $48          $37          $26
period (in millions)

Ratio of expenses to                     1.65%+       1.69%        1.77%+               .71%+        .76%         .80%+
average daily net assets #

Ratio of net income                      2.53%+       2.56%        3.00%+              3.43%+       3.38%        3.95%+
to average daily net assets

Portfolio turnover rate                    50%          84%          98%                 50%          84%          98%
(excluding short-term
securities) for the
underlying Portfolio

Total return++                            9.0%        16.2%        13.1%                9.4%        17.3%        13.6%

Average brokerage                       $.0547       $.0345          --               $.0547       $.0345          --
commission rate for the
underlying Portfolio##

  *For a share outstanding throughout the period.  Rounded to the nearest cent.
 **Inception date was March 20, 1995 for Class B and Class Y.
***Six months ended March 31, 1997 (Unaudited).
  +Adjusted to an annual basis.
 ++Total return does not reflect payment of a sales charge.
  #Effective fiscal year 1996,  expense ratio is based on total expenses of the
   Fund before reduction of earnings credits on cash balances.
 ##Effective fiscal year 1996, the Fund is required to disclose an average brokerage commission rate. The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.

 Financial statements

      Statement of assets and liabilities
      Equity Income Portfolio
      March 31, 1997

                                  Assets

                                                                                                   (Unaudited)
 Investments in securities, at value (Note 1)
      (identified cost $1,584,385,573)                                                          $1,727,136,276
 Cash in bank on demand deposit                                                                      1,994,297
 Dividends and accrued interest receivable                                                           8,353,442
 Receivable for investment securities sold                                                          12,900,783
 U.S. government securities held as collateral (Note 4)                                             28,931,132
                                                     -                                              ----------
 Total assets                                                                                    1,779,315,930
                                                                                                 -------------
                                  Liabilities

 Payable for investment securities purchased                                                         9,562,600
 Unrealized depreciation on foreign currency contracts
      held, at value (Notes 1 and 5)                                                                   274,686
 Payable upon return of securities loaned (Note 4)                                                  54,491,332
 Accrued investment management services fee                                                             96,947
 Other accrued expenses                                                                                  6,766
                                                                                                         -----
 Total liabilities                                                                                  64,432,331
                                                                                                    ----------
 Net assets                                                                                     $1,714,883,599
                                                                                                ==============
 See accompanying notes to financial statements.

      Statement of operations
      Equity Income Portfolio
      Six months ended March 31, 1997

                                  Investment income
                                                                                                   (Unaudited)
 Income:
 Dividends (net of foreign taxes withheld of $41,375)                                            $  24,539,834
 Interest                                                                                            8,589,464
                                                                                                     ---------
 Total income                                                                                       33,129,298
                                                                                                    ----------
 Expenses (Note 2):
 Investment management services fee                                                                  4,055,225
 Compensation of board members                                                                           5,894
 Custodian fees                                                                                         11,676
 Audit fees                                                                                              9,500
 Administrative services fees and expenses                                                              11,768
 Other                                                                                                  12,863
                                                                                                        ------
 Total expenses                                                                                      4,106,926
      Earnings credits on cash balances (Note 2)                                                        (5,310)
                                              -                                                         ------
 Total net expenses                                                                                  4,101,616
                                                                                                     ---------
 Investment income -- net                                                                            29,027,682
                                                                                                     ----------
                                  Realized and unrealized gain (loss) -- net

 Net realized gain on security transactions and foreign currency transactions
      (including loss of $1,240,284 from foreign currency transactions) (Note 3)                   124,669,106
 Net change in unrealized appreciation or depreciation of investments
      and on translation of assets and liabilities in foreign currencies                           (16,262,599)
                                                                                                   -----------
 Net gain on investments and foreign currencies                                                    108,406,507
                                                                                                   -----------
 Net increase in net assets resulting from operations                                             $137,434,189
                                                                                                  ============
 See accompanying notes to financial statements.

      Statements of changes in net assets
      Equity Income Portfolio

                                  Operations

                                                                        Six months ended   For the period from
                                                                          March 31, 1997      May 13, 1996* to
                                                                             (Unaudited)        Sept. 30, 1996
 Investment income-- net                                                 $    29,027,682       $    22,182,820
 Net realized gain on investments and foreign currencies                     124,669,106            16,088,401
 Net change in unrealized appreciation or depreciation
      of investments and on translation of assets and
      liabilities in foreign currencies                                      (16,262,599)           40,690,701
                                                                             -----------            ----------
 Net increase in net assets resulting from operations                        137,434,189            78,961,922
 Net contributions                                                           121,295,038         1,377,167,450
                                                                             -----------         -------------
 Total increase in net assets                                                258,729,227         1,456,129,372
 Net assets at beginning of period (Note 1)                                1,456,154,372                25,000
                                         -                                 -------------                ------
 Net assets at end of period                                              $1,714,883,599        $1,456,154,372
                                                                          ==============        ==============
 *Commencement of operations.
 See accompanying notes to financial statements.

 Notes to financial statements
      Equity Income Portfolio
      (Unaudited to March 31, 1997)

  1. Summary of significant accounting policies

      Equity Income Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Equity Income Portfolio seeks to provide a high level of current income and, as a secondary goal, steady growth of capital by investing primarily in dividend-paying stocks. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On April 15, 1996, American Express Financial Corporation (AEFC) contributed $25,000 to the Portfolio. Operations did not formally commence until May 13, 1996, at which time an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

      Significant accounting polices followed by the Portfolio are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

      Option transactions

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy or sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

      Foreign currency translations and
      foreign currency contracts

      Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

      Federal taxes

      For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

  2. Fees and expenses

      The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.4% annually.

      Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees to be paid to an affiliate of AEFC, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio, approved by the board.

      During the six months ended March 31, 1997, the Portfolio's custodian fees were reduced by $5,310 as a result of earnings credits from overnight cash balances.

      Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.

  3. Securities transactions

      Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $780,844,222 and $742,915,048, respectively, for the six months ended March 31, 1997. For the same period, the portfolio turnover rate was 50%. Realized gains and losses are determined on an identified cost basis.

      Brokerage commissions paid to brokers affiliated with AEFC were $79,392 for this period.

  4. Lending of portfolio securities

      At March 31, 1997 , securities valued at $53,112,288 were on loan to brokers. For collateral, the Portfolio received $25,560,200 in cash and U.S. government securities valued at $28,931,132. Income from securities lending amounted to $197,567 for the six months ended March 31, 1997. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

 5. Foreign currency contracts

      At March 31, 1997, the Portfolio had entered into a foreign currency exchange contract that obligates the Portfolio to deliver currency at a specified future date. The unrealized appreciation and/or depreciation (see Summary of significant accounting policies) on this contract is included in the accompanying financial statements. The terms of the open contract are as follows:

 Exchange date     Currency to     Currency to      Unrealized     Unrealized
                  be delivered     be received    appreciation   depreciation

 April 14, 1997     5,725,000        9,142,825         $--           $274,686
                British Pound     U.S. Dollar

 Investments in securities

      Equity Income Portfolio
      March 31, 1997 (Unaudited)
                             (Percentages represent
                               value of investments
                            compared to net assets)
 Common stocks (64.4%)
Issuer                       Shares       Value(a)

 Automotive & related (2.4%)
 Chrysler                   345,000  $  10,350,000
 Ford Motor                 420,000     13,177,500
 Genuine Parts              365,000     17,018,125
 Total                                  40,545,625

 Banks and savings & loans (7.8%)
 Bank of Boston             225,000     15,075,000
 Barnett Banks              350,000(c)  16,275,000
 First Union                230,000     18,658,750
 KeyCorp                    390,000     19,012,500
 Mellon Bank                245,000     17,823,750
 Morgan (JP)                160,000     15,720,000
 NationsBank                290,000     16,058,750
 Norwest                    345,000     15,956,250
 Total                                 134,580,000

 Beverages & tobacco (2.3%)
 Anheuser-Busch             455,000     19,166,875
 Philip Morris              185,000     21,113,125
 Total                                  40,280,000

 Building materials & construction(1.7%)
 Martin Marietta Materials  425,000     10,943,750
 Weyerhaeuser               400,000     17,850,000
 Total                                  28,793,750

 Chemicals (1.3%)
 Dow Chemical               145,000     11,600,000
 Nalco Chemical             265,000      9,904,375
 Total                                  21,504,375

 Electronics (2.2%)
 Arrow Electronics          245,000     13,811,875
 Thomas & Betts             570,000     24,367,500
 Total                                  38,179,375

 Energy (6.3%)
 Amoco                      200,000     17,325,000
 Atlantic Richfield         140,000     18,900,000
 Chevron                    205,000     14,273,125
 Exxon                      180,000     19,395,000
 Mobil                      145,000     18,940,625
 Texaco                     180,800     19,797,600
 Total                                 108,631,350

 Food (1.7%)
 Heinz (HJ)                 520,000     20,540,000
 Quaker Oats                250,000      9,125,000
 Total                                  29,665,000

 Health care (4.1%)
 American Home Products     335,000     20,100,000
 Baxter Intl                455,000     19,621,875
 Bristol-Myers Squibb       320,000     18,880,000
 Pharmacia & Upjohn         341,800     12,518,425
 Total                                  71,120,300

 Industrial equipment & services (0.7%)
 General Signal             300,000     11,737,500

 Insurance (2.3%)
 Lincoln Natl               200,000     10,700,000
 Marsh & McLennan           110,000     12,457,500
 SAFECO                     385,000     15,400,000
 Total                                  38,557,500

 Media (2.4%)
 Dun & Bradstreet           850,000     21,568,750
 McGraw-Hill                385,000(b)  19,683,125
 Total                                  41,251,875

 Multi-industry conglomerates (1.6%)
 Minnesota Mining & Mfg     110,000      9,295,000
 Natl Service Inds          445,000     17,410,625
 Total                                  26,705,625

 Paper & packaging (2.1%)
 Union Camp                 380,000     17,907,500
 Unisource Worldwide      1,200,000     18,450,000
 Total                                  36,357,500

 Real estate investment trust (5.5%)
 Duke Realty                130,000      5,281,250
 Equity Residential         125,000      5,546,875
 FelCor Suite Hotels        200,000      7,350,000
 Gable Residential Trust    180,000      4,590,000
 Kilroy Realty              130,000(b)   3,461,250
 LTC Properties             210,000      3,491,250
 Merry Land & Investment    220,000      4,510,000
 Mid-America Apart
    Communities             235,000      6,580,000
 Oasis                      162,500      3,656,250
 Omega Healthcare Investors 125,000      3,906,250
 Patriot American
   Hospitality              260,000      6,305,000
 Prentiss Properties Trust  200,000      5,075,000
 Public Storage             150,000      4,350,000
 Reckson Associates Realty  115,000      5,304,375
 RFS Hotel Investors        255,000      4,430,625
 Security Capital
    Industrial Trust        180,000(b)   3,757,500
 Simon DeBartolo Group      140,000      4,235,000
 Storage Trust Realty       160,000      4,120,000
 Storage USA                105,000      3,871,875
 Sun Communities            140,000      4,480,000
 Total                                  94,302,500

 Retail (2.2%)
 May Dept Stores            370,000     16,835,000
 Penney (JC)                445,000     21,193,125
 Total                                  38,028,125

 Utilities -- electric (5.3%)
 DPL                        630,000     15,198,750
 Duke Power                 320,000(c)  14,120,000
 FPL Group                  340,000     15,002,500
 Northern States Power      360,000     17,055,000
 Public Service of Colorado 410,000     15,887,500
 Southern Co                605,000     12,780,625
 Total                                  90,044,375

 Utilities -- telephone (4.9%)
 Ameritech                  260,000     15,990,000
 Bell Atlantic              195,000     11,870,625
 BellSouth                  440,000     18,590,000
 GTE                        515,000     24,011,875
 NYNEX                      300,000     13,687,500
 Total                                  84,150,000

 Foreign (7.6%) (d)
 British Petroleum ADR      135,000     18,528,750
 British Telecommunications
    ADR                     250,000(c)  17,500,000
 Imperial Chemical Inds     370,000(c)  16,835,000
 Mid Ocean                  465,000(b)  22,203,750
 Royal Dutch Petroleum      135,000     23,625,000
 SmithKline Beecham ADR     170,000     11,900,000
 Tomkins                  4,420,000     19,815,571
 Total                                 130,408,071

 Total common stocks
 (Cost: $960,382,291)               $1,104,842,846

 Preferred stocks (11.1%)

Issuer                       Shares       Value(a)
 AirTouch Communications
    4%                      450,000  $  10,406,250
 AirTouch Communications
    4% Cv                   640,000     16,400,000
 AutoZone
    5.50% Cv                715,100(b)  16,232,770
 Browning Ferris Inds
    7.25% Cv                295,000      8,813,125
 Circuit City Stores
    5.50%                   357,143(e)  11,482,147
 ConAgra
    4.50% Cv                325,000     16,493,750
 Corning Delaware
    6%                      220,000     15,592,500
 Crown Cork & Seal
    4.50% Cv                670,000     32,997,500
 Gannett
    4.50% Cv                200,000     15,750,000
 Ikon Office Solutions
    $5.04 Cv                400,000     32,350,000
 SunAmerica
    $3.18 Cv                335,000(b)  13,232,500

 Total preferred stocks
 (Cost: $183,946,852)                 $189,750,542

 Bonds (13.8%)
Issuer                                  Coupon              Maturity              Principal            Value(a)
                                          rate                  year                 amount
 Mortgage-backed securities (11.7%)
 Federal Natl Mtge Assn                  7.00%                  2026            $42,174,486       $ 40,363,514
    Collateralized Mtge Obligation       9.25                   2016                    356                355
 U.S. Treasury                           7.00                   2006             53,700,000         53,873,451
                                         8.125               2019-21             96,000,000        105,659,830
 Total                                                                                             199,897,150

 Aerospace & defense (0.8%)
 United Technologies
    Cv                                   5.00                   1998             13,943,025(f)      13,110,210

 Healthcare (0.4 %)
 Tenet Healthcare
    Sr Nts                               8.625                  2003              7,000,000          7,122,500

 Multi-industry conglomerates (0.9%)
 Emerson Electric
    Cv                                   5.00                   1999             15,791,804(f)      15,737,622

 Total bonds
 (Cost: $243,379,042)                                                                             $235,867,482

 Short-term securities (11.5%)
Issuer      Annualized          Amount     Value(a)
              yield on      payable at
               date of        maturity
              purchase

 U.S. government agency (0.2%)
 Federal Home Loan Mtge Corp
  04-18-97       5.28%  $  2,800,000    $2,793,045

 Commercial paper (11.3%)
 American General Finance
    04-16-97     5.28      6,500,000     6,485,781
 Ameritech Capital Funding
    04-17-97     5.33      6,500,000(g)  6,484,689
 BHP Finance
    04-14-97     5.33      5,900,000     5,888,708
 CAFCO
    04-02-97     5.29      2,400,000(g)  2,399,649
    04-28-97     5.36      6,400,000(g)  6,374,464
 Campbell Soup
    04-04-97     5.35      4,000,000(g)  3,998,230
 CIT Group Holdings
    04-25-97     5.36      6,500,000     6,476,860
    05-02-97     5.58      2,000,000     1,990,442
 Commercial Credit
    04-24-97     5.35      5,600,000     5,581,002
 CPC Intl
    04-30-97     5.55      8,000,000(g)  7,964,427
 Dean Witter, Discover & Co
    04-25-97     5.36     10,000,000     9,964,400
 Deutsche Bank Financial
    04-10-97     5.28      8,500,000     8,488,844
 Fleet Funding
    04-07-97     5.29      6,703,000(g)  6,697,124
    04-09-97     5.34      4,000,000(g)  3,987,703
    04-17-97     5.33        700,000(g)    698,348
    04-22-97     5.31      3,700,000(g)  3,695,626
 Ford Motor Credit
    04-03-97     5.28      4,400,000     4,398,714
 Gannett
    04-16-97     5.33      6,000,000(g)  5,986,750
 Kellogg
    04-08-97     5.31      5,700,000     5,694,137
 Kredietbank North America Finance
    04-18-97     5.31%     6,600,000     6,583,575
 Lilly (Eli)
    04-23-97     5.37      3,400,000     3,388,884
 Metlife Funding
    04-22-97     5.33      2,500,000     2,492,271
    04-23-97     5.35      3,800,000     3,783,185
    05-01-97     5.35      7,400,000     7,375,897
 Motorola
    05-08-97     5.58      4,200,000     4,176,042
 Natl Australia Funding (Delaware)
    04-28-97     5.49      1,700,000     1,693,038
    05-27-97     5.35      2,000,000     1,981,592
 Novartis Finance
    04-18-97     5.37     12,200,000    12,169,178
 Paccar Financial
    04-01-97     5.32      5,100,000     5,100,000
    04-23-97     5.52      7,400,000     7,375,128
 Reed Elsevier
    05-05-97     5.55      7,100,000(g)  7,062,985
 SBC Communications Capital
    04-18-97     5.42      9,500,000(g)  9,475,775
 Siemens
    04-09-97     5.32      3,700,000     3,695,642
 Southern California Gas
    04-07-97     5.32      5,700,000(g)  5,694,965
 Toyota Motor Credit
    04-28-97     5.52      3,700,000     3,684,737
 Transamerica Finance
    04-10-97     5.28      4,900,000     4,893,569
 Total                                 193,882,361

 Total short-term securities
 (Cost: $196,677,388)               $  196,675,406

 Total investment in securities
 (Cost: $1,584,385,573) (h)         $1,727,136,276
See accompanying notes to investments in securities.

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Security is partially or fully on loan. See Note 4 to the financial statements.

(d) Foreign security values are stated in U.S. dollars.

(e)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(f) ELKS are equity-linked securities that are structured as an interest-bearing debt security and linked to the common stock of another company. The terms of ELKS differ from those of ordinary debt securities in that the principal amount received at maturity is not fixed but is based on the price of the common stock the ELK is linked to. The principal amount disclosed equals the current estimated future value of the amount to be received upon maturity.

(g) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under the guidelines established by the board.

(h) At March 31, 1997, the cost of securities for federal income tax purposes was approximately $1,584,384,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.........................................$173,623,000
Unrealized depreciation..........................................(30,871,000)
Net unrealized appreciation.....................................$142,752,000

           Board members and officers of the Fund

President and interested
board member

      William R. Pearce
      President   and   director,    Board   Services   Corporation    (provides
      administrative services to boards including the boards of the IDS and IDSLife funds and Master Trust portfolios).

Independent
board members

      H. Brewster Atwater Jr.
      Former chairman and chief executive officer, General Mills, Inc.

      Lynne V. Cheney
      Distinguished fellow, American Enterprise Institute for Public Policy Research.
      Robert F. Froehlke
      Former president of all funds in the IDS MUTUAL FUND GROUP.
      Heinz F. Hutter
      Former president and chief operating officer, Cargill, Inc.
      Anne P. Jones
      Attorney and telecommunications consultant.
      Melvin R. Laird
      Senior counsellor for national and international affairs, The Reader's Digest Association, Inc.
      Alan K. Simpson
      Former United States senator for Wyoming.
      Edson W. Spencer
      Former chairman and chief executive officer, Honeywell, Inc.
      Wheelock Whitney
      Chairman, Whitney Management Company.
      C. Angus Wurtele
      Chairman of the board, The Valspar Corporation.

Interested board
members who are
officers and/or
employees of AEFC

      William H. Dudley
      Executive vice president, AEFC.
      David R. Hubers
      President and chief executive officer, AEFC.
      John R. Thomas
      Senior vice president, AEFC.

Officers who also
are officers and/or
employees of AEFC

      Peter J. Anderson
      Senior vice president, AEFC. Vice president - Investments for the Fund. Melinda S. Urion
      Senior vice president and chief financial officer, AEFC. Treasurer for the Fund.

Other officer

      Leslie L. Ogg
      Vice president, treasurer and corporate secretary of Board Services Corporation. Vice president, general counsel and secretary for the Fund.

Refer to the SAI for the board members' and officers' biographies.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world globe

IDS Global Growth Fund
Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks-and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) flower

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth and income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) spinning toy

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stocks of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth.
Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed



Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund
Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

Quick telephone reference

American Express Telephone Transaction Service

Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:
800-437-3133

Mpls./St. Paul area:
671-3800

American Express Shareholder Service

Fund performance, objectives and account inquiries

612-671-3733

TTY Service

For the hearing impaired

800-846-4852

American Express Infoline

Automated account information (TouchTone(R) phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota:
800-272-4445

Mpls./St. Paul area:
671-1630

PAGE
AMERICAN EXPRESS FINANCIAL ADVISORS

IDS Diversified Equity Income Fund
IDS Tower 10
Minneapolis, MN 55440-0010